Balances and transactions with related parties - Additional information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balances and transactions with related parties
Benefits of key management and Board of Directors - short-term benefits	₽ 311	₽ 336	₽ 307
Benefits of key management and Board of Directors - long-term incentive programs	₽ 156	53	0
Benefits of key management and Board of Directors - share-based payments		₽ 40	₽ 0